Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
FAIR VALUE

NOTE 17 – FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Corporation used the following methods and significant assumptions to estimate fair value:

Investment Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). Discounted cash flows are calculated using spread to swap and LIBOR curves that are updated to incorporate loss severities, volatility, credit spread and optionality. During times when trading is more liquid, broker quotes are used (if available) to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

Interest Rate Swaps: The fair values of interest rate swaps are based on valuation models using observable market data as of the measurement date (Level 2).

Impaired Loans: The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Other Real Estate Owned: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals which are updated no less frequently than annually. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Real estate owned properties are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Appraisals for both collateral-dependent impaired loans and real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Corporation. Once received, a member of the Credit Department reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics.

Assets and Liabilities Measured on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements
	At December 31, 2012 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities available for sale:
U.S. Government and federal agency	$0	$1,802	$0
State and municipal	0	55,179	0
Mortgage-backed securities—residential	0	64,638	0
Equity securities	31	0	0
Interest rate swaps	0	29	0

Fair Value Measurements
At December 31, 2012 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Interest rate swaps	$0	$29	$0

	Fair Value Measurements
	At December 31, 2011 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities available for sale:
U.S. Government and federal agency	$0	$2,446	$0
State and municipal	0	53,937	3,486
Mortgage-backed securities—residential	0	90,270	16
Equity securities	20	0	0
Interest rate swaps	0	46	0

Fair Value Measurements
At December 31, 2011 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Interest rate swaps	$0	$46	$0

The following table presents the activity in security pricing using significant unobservable inputs (Level 3) during 2012:

	2012	2011
Beginning Balance	$3,502	$320
State and Municipal:
Purchases	0	2,588
Maturities	(2,984)	0
Transfers from Level 2 to Level 3	0	898
Transfers from Level 3 to Level 2	(502)	(300)
Mortgage-backed securities:
Principal repayments	(3)	(4)
Transfers from Level 3 to Level 2	(13)	0

Ending balance	$0	$3,502

Two state and municipal securities with a fair value of $502 as of December 31, 2012 were transferred from Level 3 to Level 2 because observable market data became available for securities with similar characteristics. The Company’s policy is to recognize transfers into or out of a level as of the end of the reporting period.

The Company’s state and municipal security valuations were supported by analysis prepared by an independent third party. The third party uses Interactive Data Corporation (IDC) as the primary source for security valuations. IDC’s evaluations are based on market data. IDC utilizes evaluated pricing models that vary based by asset class and include available trade, bid, and other market information. Generally, the methodology includes broker quotes, proprietary models, vast descriptive terms and conditions databases, as well as extensive quality control programs. IDC evaluators follow multiple review processes to assess the available market, credit, and deal level information to support the evaluation process. If they determine sufficient objectively verifiable information is not available to support a valuation, they will discontinue evaluating that security. Given this approach, the state and municipal security with the pricing source of IDC is considered level 2.

For level 3 investments, the Company uses significant unobservable inputs that reflect a reporting entity’s own assumptions that market participants would use in pricing an asset or liability. The Company uses different valuation processes such as market approach, income approach, or the cost approach.

Assets and Liabilities Measured on a Non-Recurring Basis

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements
	At December 31, 2012 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans:
Commercial	$0	$0	$0
Commercial and land development	0	0	10
One-to-four family	0	0	0
Other real estate owned	0	0	0
Loan servicing rights	0	0	0

	Fair Value Measurements
	At December 31, 2011 Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans:
Commercial	$0	$0	$417
Commercial and land development	0	0	974
One-to-four family	0	0	92
Other real estate owned	0	0	18
Loan servicing rights	0	0	47

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal amount of $43, with a valuation allowance of $33 at December 31, 2012. Impaired loans had an additional provision for loan loss of $584 for the year ended December 31, 2012.

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal amount of $1,999, with a valuation allowance of $516 at December 31, 2011, resulting in an additional provision for loan loss of $247 for the year ended December 31, 2011.

There was no valuation allowance related to other real estate property at December 31, 2012. There were no write-downs of other real estate in 2012. Other real estate owned measured at fair value less costs to sell, had a net carrying amount of $18, which is made up of the outstanding balance of $131, net of a valuation allowance of $113 at December 31, 2011. The property was written-down $38 in 2011.

The following table presents quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2012:

				Range
		Valuation	Unobservable	(Weighted
	Fair value	Technique(s)	Input(s)	Average)
Impaired loans – Commercial and land development	$10	Sales comparison approach	Adjustment for differences between comparable sales	30%

Carrying amounts and estimated fair values of financial instruments at year-end were as follows:

	Carrying
	Amount	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$27,624	$27,624	$0	$0	$27,624
Securities available for sale	121,650	31	121,619	0	121,650
Restricted equity securities	3,221	na	na	na	na
Loans, net	265,539	0	0	267,080	267,080
Loans held for sale	171	0	171	0	171
Accrued interest receivable	1,426	0	704	722	1,426
Interest rate swaps	29	0	29	0	29
Financial liabilities
Deposits	$367,069	$304,895	$62,749	$0	$367,644
Short-term borrowings	18,633	0	18,633	0	18,633
Federal Home Loan Bank advances	5,000	0	5,182	0	5,182
Accrued interest payable	206	35	171	0	206
Interest rate swaps	29	0	29	0	29

December 31, 2011	Carrying Amount	Fair Value
Financial assets
Cash and cash equivalents	$15,213	$15,213
Time deposits with other financial institutions	246	246
Securities available for sale	150,175	150,175
Restricted equity securities	3,220	na
Loans, net	213,952	215,490
Accrued interest receivable	1,404	1,404
Interest rate swaps	46	46

	Carrying	Fair
	Amount	Value
Financial liabilities
Deposits	$340,664	$341,356
Short-term borrowings	10,168	10,168
Federal Home Loan Bank advances	8,000	8,299
Accrued interest payable	219	219
Interest rate swaps	46	46

The methods and assumptions used to estimate fair value on the preceding tables are described as follows:

(a) Cash and Cash Equivalents: The carrying amounts of cash and short-term instruments approximate fair values and are classified Level 1.

(b) Restricted Equity Securities: It is not practical to determine the fair value of FHLB stock due to restrictions placed on its transferability.

(c) Loans: Fair values of loans, excluding loans held for sale, are estimated as follows: For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification. Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

The fair value of loans held for sale is estimated based upon binding contracts and quotes from third party investors resulting in a Level 2 classification.

(d) Deposits: The fair values disclosed for demand deposits (e.g., interest and non-interest checking, passbook savings, and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount) resulting in a Level 1 classification. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

(e) Short-term borrowings: The carrying amounts of federal funds purchased, borrowings under repurchase agreements, and other short-term borrowings, generally maturing within ninety days, approximate their fair values resulting in a Level 2 classification.

(f) Federal Home Loan Bank advances: The fair values of the Company’s long-term borrowings are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

(g) Accrued interest receivable/payable: The carrying amounts of accrued interest approximate fair value resulting in a Level 1, Level 2 or Level 3 classification that is consistent with the associated asset or liability.

(h) Off-balance sheet instruments: Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The fair value of commitments is not material.